Property, Plant and Equipment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in property and equipment [Line Items]
Beginning balance	₩ 164,701,827	₩ 152,743,194
Effect of change in accounting policy	0	4,947,947
Acquisitions	13,593,937	14,221,355
Disposals	(685,326)	(964,308)
Depreciation	(11,376,100)	(10,966,756)
Impairment	(72,607)	(50,036)	[1],[2]
Others	2,547,656	4,770,431	[3],[4]
Ending balance	168,709,387	164,701,827
Land
Changes in property and equipment [Line Items]
Beginning balance	13,826,246	13,532,324
Ending balance	13,919,851	13,826,246
Land | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	13,848,063	13,554,292
Effect of change in accounting policy	0	0
Acquisitions	5,330	40,752
Disposals	(31,304)	(29,205)
Depreciation	(273)	0
Impairment	0	(25,626)	[1],[2]
Others	121,510	307,850	[3],[4]
Ending balance	13,943,326	13,848,063
Land | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	13,848,063	13,554,292
Ending balance	13,970,098	13,848,063
Land | Accumulated depreciation
Changes in property and equipment [Line Items]
Ending balance	(26,772)
Land | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(21,817)	(21,968)
Effect of change in accounting policy	0	0
Acquisitions	0	0
Disposals	2	151
Depreciation	0	0
Impairment	0	0	[1],[2]
Others	(1,660)	0	[3],[4]
Ending balance	(23,475)	(21,817)
Buildings
Changes in property and equipment [Line Items]
Beginning balance	12,383,786	11,870,502
Ending balance	12,559,301	12,383,786
Buildings | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	12,445,706	11,933,691
Effect of change in accounting policy	0	0
Acquisitions	7,225	3,195
Disposals	(16,015)	(23,409)
Depreciation	(875,680)	(821,680)
Impairment	(2,107)	(1,293)	[1],[2]
Others	1,057,403	1,355,202	[3],[4]
Ending balance	12,616,532	12,445,706
Buildings | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	20,756,351	19,431,536
Ending balance	21,773,824	20,756,351
Buildings | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(8,305,683)	(7,494,176)
Ending balance	(9,150,218)	(8,305,683)
Buildings | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(4,962)	(3,669)
Ending balance	(7,074)	(4,962)
Buildings | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(61,920)	(63,189)
Effect of change in accounting policy	0	0
Acquisitions	0	(592)
Disposals	0	0
Depreciation	5,206	6,214
Impairment	0	0	[1],[2]
Others	(517)	(4,353)	[3],[4]
Ending balance	(57,231)	(61,920)
Structures
Changes in property and equipment [Line Items]
Beginning balance	44,992,316	42,520,941
Ending balance	46,078,846	44,992,316
Structures | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	45,178,870	42,711,795
Effect of change in accounting policy		0
Acquisitions	36,091	1,663
Disposals	(346,612)	(470,230)
Depreciation	(2,313,920)	(2,399,283)
Impairment	(3,571)	(1,234)	[1],[2]
Others	3,707,997	5,336,159	[3],[4]
Ending balance	46,258,855	45,178,870
Structures | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	70,900,343	66,335,506
Ending balance	74,136,523	70,900,343
Structures | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(25,711,840)	(23,615,312)
Ending balance	(27,864,461)	(25,711,840)
Structures | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(9,633)	(8,339)
Ending balance	(13,207)	(9,633)
Structures | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(186,554)	(190,854)
Effect of change in accounting policy		0
Acquisitions		0
Disposals	2,032	2,405
Depreciation	9,526	9,373
Impairment	0	0	[1],[2]
Others	(5,013)	(7,478)	[3],[4]
Ending balance	(180,009)	(186,554)
Machinery
Changes in property and equipment [Line Items]
Beginning balance	49,748,393	47,283,353
Ending balance	49,881,002	49,748,393
Machinery | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	49,907,300	47,456,595
Effect of change in accounting policy	0	0
Acquisitions	407,521	326,606
Disposals	(283,845)	(248,951)
Depreciation	(5,526,816)	(5,452,669)
Impairment	(74,362)	(12,247)	[1],[2]
Others	5,608,989	7,837,966	[3],[4]
Ending balance	50,038,787	49,907,300
Machinery | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	89,224,339	82,047,823
Ending balance	94,295,027	89,224,339
Machinery | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(38,865,392)	(34,151,878)
Ending balance	(43,740,838)	(38,865,392)
Machinery | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(451,647)	(439,350)
Ending balance	(515,402)	(451,647)
Machinery | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(158,907)	(173,242)
Effect of change in accounting policy	0	0
Acquisitions	0	(1,050)
Disposals	496	635
Depreciation	17,468	17,993
Impairment	0	0	[1],[2]
Others	(16,842)	(3,243)	[3],[4]
Ending balance	(157,785)	(158,907)
Ships
Changes in property and equipment [Line Items]
Beginning balance	201	302
Ending balance	255	201
Ships | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	201	302
Effect of change in accounting policy	0	0
Acquisitions	0	0
Disposals	0	0
Depreciation	(106)	(100)
Impairment	0	0	[1],[2]
Others	160	(1)	[3],[4]
Ending balance	255	201
Ships | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	3,104	3,655
Ending balance	2,482	3,104
Ships | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(2,903)	(3,353)
Ending balance	(2,227)	(2,903)
Vehicles
Changes in property and equipment [Line Items]
Beginning balance	68,310	67,969
Ending balance	78,351	68,310
Vehicles | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	70,585	72,189
Effect of change in accounting policy	0	0
Acquisitions	3,880	3,789
Disposals	(151)	4,558
Depreciation	(35,036)	(33,650)
Impairment	0	0	[1],[2]
Others	39,705	23,699	[3],[4]
Ending balance	78,983	70,585
Vehicles | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	309,829	287,954
Ending balance	338,386	309,829
Vehicles | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(239,128)	(215,649)
Ending balance	(259,288)	(239,128)
Vehicles | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(116)	(116)
Ending balance	(115)	(116)
Vehicles | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(2,275)	(4,220)
Effect of change in accounting policy	0	0
Acquisitions	0	(228)
Disposals	4	5
Depreciation	2,064	2,170
Impairment	0	0	[1],[2]
Others	(425)	(2)	[3],[4]
Ending balance	(632)	(2,275)
Equipment
Changes in property and equipment [Line Items]
Beginning balance	373,874	382,441
Ending balance	407,616	373,874
Equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	374,115	382,859
Effect of change in accounting policy	0	0
Acquisitions	72,655	47,532
Disposals	(86)	(162)
Depreciation	(186,004)	(199,376)
Impairment	0	(227)	[1],[2]
Others	147,163	143,489	[3],[4]
Ending balance	407,843	374,115
Equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	1,716,210	1,558,309
Ending balance	1,895,528	1,716,210
Equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(1,342,053)	(1,175,408)
Ending balance	(1,487,643)	(1,342,053)
Equipment | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(42)	(42)
Ending balance	(42)	(42)
Equipment | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(241)	(418)
Effect of change in accounting policy	0	0
Acquisitions	0	(81)
Disposals	0	0
Depreciation	149	262
Impairment	0	0	[1],[2]
Others	(135)	(4)	[3],[4]
Ending balance	(227)	(241)
Tools
Changes in property and equipment [Line Items]
Beginning balance	163,661	192,000
Ending balance	192,148	163,661
Tools | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	164,064	192,675
Effect of change in accounting policy	0	0
Acquisitions	28,048	20,956
Disposals	(193)	(31)
Depreciation	(82,862)	(87,708)
Impairment	0	0	[1],[2]
Others	83,330	38,172	[3],[4]
Ending balance	192,387	164,064
Tools | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	1,098,127	1,073,145
Ending balance	1,195,721	1,098,127
Tools | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(934,023)	(880,432)
Ending balance	(1,003,295)	(934,023)
Tools | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(40)	(38)
Ending balance	(39)	(40)
Tools | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(403)	(675)
Effect of change in accounting policy	0	0
Acquisitions	0	0
Disposals	0	0
Depreciation	243	281
Impairment	0	0	[1],[2]
Others	(79)	(9)	[3],[4]
Ending balance	(239)	(403)
Construction in progress
Changes in property and equipment [Line Items]
Beginning balance	28,358,259	28,766,427
Ending balance	30,869,001	28,358,259
Construction in progress | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	28,419,470	28,821,167
Effect of change in accounting policy	0	0
Acquisitions	12,726,469	13,544,091
Disposals	(486)	(199,853)
Depreciation	0	0
Impairment	7,799	(8,828)	[1],[2]
Others	(10,189,527)	(13,737,107)	[3],[4]
Ending balance	30,963,725	28,419,470
Construction in progress | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	28,584,806	29,026,880
Ending balance	31,121,255	28,584,806
Construction in progress | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(165,336)	(205,713)
Ending balance	(157,530)	(165,336)
Construction in progress | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(61,211)	(54,740)
Effect of change in accounting policy	0	0
Acquisitions	8,783	12,338
Disposals	0	0
Depreciation	0	0
Impairment	0	0	[1],[2]
Others	(26,698)	(18,809)	[3],[4]
Ending balance	(79,126)	(61,211)
Finance lease assets
Changes in property and equipment [Line Items]
Beginning balance	0	195,704
Ending balance	0	0
Finance lease assets | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	0	195,730
Effect of change in accounting policy	0	(195,730)
Acquisitions	0	0
Disposals	0	0
Depreciation	0	0
Impairment	0	0	[1],[2]
Others	0	0	[3],[4]
Ending balance	0	0
Finance lease assets | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	0	2,390,701
Ending balance		0
Finance lease assets | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	0	(2,194,971)
Ending balance	0	0
Finance lease assets | Government grants
Changes in property and equipment [Line Items]
Beginning balance	0	(26)
Effect of change in accounting policy	0	26
Acquisitions	0	0
Disposals	0	0
Depreciation	0	0
Impairment	0	0	[1],[2]
Others	0	0	[3],[4]
Ending balance	0	0
Right-of-use assets
Changes in property and equipment [Line Items]
Beginning balance	4,783,573	0
Ending balance	4,542,166	4,783,573
Right-of-use assets | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	4,783,573	0
Effect of change in accounting policy	0	5,143,651
Acquisitions	291,334	220,996
Disposals	(827)	0
Depreciation	(586,254)	(581,074)
Impairment	0	0	[1],[2]
Others	54,340	0	[3],[4]
Ending balance	4,542,166	4,783,573
Right-of-use assets | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	7,574,010	0
Ending balance	7,905,214	7,574,010
Right-of-use assets | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(2,790,437)	0
Ending balance	(3,363,048)	(2,790,437)
Retirements, property, plant and equipment
Changes in property and equipment [Line Items]
Beginning balance	7,374,527	5,571,754
Ending balance	7,413,171	7,374,527
Retirements, property, plant and equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	7,374,527	5,571,754
Effect of change in accounting policy	0	0
Acquisitions	131	0
Disposals	(196)	0
Depreciation	(819,708)	(626,856)
Impairment	0	0	[1],[2]
Others	858,417	2,429,629	[3],[4]
Ending balance	7,413,171	7,374,527
Retirements, property, plant and equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	11,690,188	9,424,181
Ending balance	12,260,732	11,690,188
Retirements, property, plant and equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(4,169,238)	(3,706,004)
Ending balance	(4,701,138)	(4,169,238)
Retirements, property, plant and equipment | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(146,423)	(146,423)
Ending balance	(146,423)	(146,423)
Other property, plant and equipment
Changes in property and equipment [Line Items]
Beginning balance	2,628,681	2,359,477
Ending balance	2,752,081	2,628,681
Other property, plant and equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	2,628,681	2,359,477
Effect of change in accounting policy	0	0
Acquisitions	6,470	1,388
Disposals	(8,145)	(221)
Depreciation	(984,097)	(800,653)
Impairment	(366)	(581)	[1],[2]
Others	1,109,538	1,069,271	[3],[4]
Ending balance	2,752,081	2,628,681
Other property, plant and equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	12,955,782	11,875,394
Ending balance	13,979,980	12,955,782
Other property, plant and equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(10,327,101)	(9,515,917)
Ending balance	₩ (11,227,899)	₩ (10,327,101)

[1]	As described in Note 2, the Company recognized impairment loss of KRW3,819 million related to Wolsong unit 1, Shin-Hanul unit 3 & 4 and reversal of impairment loss of KRW16,693 million related to Wolsong unit 1.
[2]	KEPCO Bylong Australia Pty., Ltd., 100% owned subsidiary, performed an impairment test over its land and others. The Company recognized the amount of the carrying amount in excess of its recoverable amount as an impairment loss.
[3]	'Others' include the amounts of assets acquired by the business combination. (see Note 51)
[4]	'Others' include the amounts reclassified from construction-in-progress to other assets during the prior year relating to the assets which became usable two years before but were considered immaterial.